UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             107

Form 13F Information Table Value Total:  $436,824,928.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Molycorp                                   Com            608753109   183180     3000          SOLE                Sole      0    0
Copano Energy                              Com            217202100   189921     5550          SOLE                Sole      0    0
General Electric                           Com            369604103   192334    10198          SOLE                Sole      0    0
Transcanada                                Com            89353D107   197280     4500          SOLE                Sole      0    0
ConAgra Foods                              Com            205887102   200028     7750          SOLE                Sole      0    0
San Juan Basin Royalty Trust               Com            798241105   202440     8400          SOLE                Sole      0    0
Apache                                     Com            037411105   203964     1653          SOLE                Sole      0    0
EMC                                        Com            268648102   206956     7512          SOLE                Sole      0    0
Schulman A Inc                             Com            808194104   211571     8399          SOLE                Sole      0    0
Oracle Systems                             Com            68389X105   211644     6431          SOLE                Sole      0    0
Boston Beer Co - Cl A                      Com            100557107   224806     2509          SOLE                Sole      0    0
ConocoPhillips                             Com            20825c104   235044     3126          SOLE                Sole      0    0
Amarin Corp PLC                            Com            023111206   238393    16475          SOLE                Sole      0    0
AT&T                                       Com            00206r102   253761     8079          SOLE                Sole      0    0
Silicon Image Inc                          Com            82705t102   342380    53000          SOLE                Sole      0    0
Pfizer                                     Com            717081103   349767    16979          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205   356953     4360          SOLE                Sole      0    0
Verizon                                    Com            92343v104   391511    10516          SOLE                Sole      0    0
Unilever                                   Com            904767704   410057    12660          SOLE                Sole      0    0
United Technologies                        Com            913017109   416971     4711          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106   428439     8350          SOLE                Sole      0    0
JP Morgan Chase                            Com            46625h100   439900    10745          SOLE                Sole      0    0
Southern                                   Com            842587107   444180    11000          SOLE                Sole      0    0
Leucadia National                          Com            527288104   449029    13168          SOLE                Sole      0    0
Plum Creek Timber                          Com            729251108   470264    11600          SOLE                Sole      0    0
Cullen Frost Bankers                       Com            229899109   476119     8375          SOLE                Sole      0    0
Oncothyreon                                Com            682324108   627677    68300          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106   655537    10975          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   702669    29850          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103   756979    14245          SOLE                Sole      0    0
Celgene                                    Com            151020104   763048    12650          SOLE                Sole      0    0
Hershey                                    Com            427866108   801301    14095          SOLE                Sole      0    0
Laboratory Crp of Amer                     Com            50540r409   871110     9000          SOLE                Sole      0    0
Morgan Stanley                             Com            617446448   874495    38005          SOLE                Sole      0    0
Weingarten Realty Investors                Com            948741103   894312    35545          SOLE                Sole      0    0
Cameron International                      Com            13342B105   910199    18099          SOLE                Sole      0    0
Chevron                                    Com            166764100   982842     9557          SOLE                Sole      0    0
BP PLC ADR                                 Com            055622104  1016721    22956          SOLE                Sole      0    0
CVR Partners LP                            Com            126633106  1071342    47700          SOLE                Sole      0    0
Calpine                                    Com            131347304  1072645    66500          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103  1100471    26575          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232  1117550    43400          SOLE                Sole      0    0
Waste Management                           Com            94106L109  1263378    33898          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204  1330928    53025          SOLE                Sole      0    0
NuStar Energy LP                           Com            67058h102  1592991    24625          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  1645808    25560          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  1752179    33135          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1787003    17737          SOLE                Sole      0    0
Cyberonics                                 Com            23251P102  1801378    64450          SOLE                Sole      0    0
3M                                         Com            88579Y101  1911417    20152          SOLE                Sole      0    0
Cisco                                      Com            17275R102  1934001   123895          SOLE                Sole      0    0
Merck                                      Com            58933y105  1962406    55608          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107  2058697    47644          SOLE                Sole      0    0
Xilinx                                     Com            983919101  2125654    58285          SOLE                Sole      0    0
Pepsico                                    Com            713448108  2176146    30898          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  2258034    63535          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  2323631    41309          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  3164612   139165          SOLE                Sole      0    0
Alere                                      Com            01449j105  3217799    87870          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  3467100   152400          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Canadian Natural Resources                 Com            136385101  3893692    93017          SOLE                Sole      0    0
EOG Resources                              Com            26875p101  4232498    40483          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  4280937     8454          SOLE                Sole      0    0
Applied Materials                          Com            038222105  4307871   331120          SOLE                Sole      0    0
Veeco Instruments Inc                      Com            922417100  4369729    90265          SOLE                Sole      0    0
Salix Pharmaceuticals Ltd.                 Com            795435106  4602556   115555          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4694554    69766          SOLE                Sole      0    0
Bank of America                            Com            060505104  4850874   442598          SOLE                Sole      0    0
Symantec                                   Com            871503108  4960803   251562          SOLE                Sole      0    0
Itron                                      Com            465741106  4990339   103620          SOLE                Sole      0    0
Rogers                                     Com            775109200  5010148   126775          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  5414591    69965          SOLE                Sole      0    0
Waters                                     Com            941848103  5585280    58338          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  5603891   199711          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  6080216   227553          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107  6377645   161705          SOLE                Sole      0    0
BorgWarner                                 Com            099724106  6760911    83685          SOLE                Sole      0    0
InterMune                                  Com            45884x103  6972467   194490          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  7059585   105556          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  7113778    87414          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100  7312312   219194          SOLE                Sole      0    0
Cummins                                    Com            231021106  7651637    73936          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  8045508   114903          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  8099847   154784          SOLE                Sole      0    0
CVS                                        Com            126650100  8141331   216640          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  8217491    95530          SOLE                Sole      0    0
Altera                                     Com            021441100  8321679   179540          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  8340066   131195          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  8356802   317870          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  8401946   115825          SOLE                Sole      0    0
Microsoft                                  Com            594918104  8735012   335962          SOLE                Sole      0    0
Bruker                                     Com            116794108  8853139   434830          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  9033647   147826          SOLE                Sole      0    0
Corning                                    Com            219350105  9152519   504271          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  9721016   119658          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  9827316   147735          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104 10029263    75357          SOLE                Sole      0    0
BE Aerospace                               Com            073302101 10111004   247758          SOLE                Sole      0    0
Dow Chemical                               Com            260543103 10379700   288325          SOLE                Sole      0    0
Apple Computer                             Com            037833100 10628655    31664          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105 10837299   167449          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109 11450687   250015          SOLE                Sole      0    0
Life Technologies                          Com            53217v109 11454619   219985          SOLE                Sole      0    0
Schlumberger                               Com            806857108 11734070   135811          SOLE                Sole      0    0
Qualcomm                                   Com            747525103 14224646   250478          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209 14299400   296545          SOLE                Sole      0    0
Halliburton                                Com            406216101 18383001   360451          SOLE                Sole      0    0